Quarterly Holdings Report
for

Fidelity® Magellan® Fund

June 30, 2021

MAG-QTLY-0821
1.803299.117

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.4%
Entertainment - 3.3%
Netflix, Inc. (a)	817,808	$431,974
The Walt Disney Co. (a)	2,894,609	508,785
		940,759
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	285,531	697,207
Class C (a)	278,225	697,321
Facebook, Inc. Class A (a)	2,665,142	926,697
Match Group, Inc. (a)	453,939	73,198
		2,394,423
Media - 2.8%
Charter Communications, Inc. Class A (a)	480,646	346,762
Comcast Corp. Class A	8,022,337	457,434
		804,196

TOTAL COMMUNICATION SERVICES		4,139,378

CONSUMER DISCRETIONARY - 10.0%
Hotels, Restaurants & Leisure - 0.9%
Hilton Worldwide Holdings, Inc. (a)	2,261,492	272,781
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a)	405,917	1,396,419
Multiline Retail - 0.9%
Dollar General Corp.	1,252,900	271,115
Specialty Retail - 1.8%
The Home Depot, Inc.	1,580,148	503,893
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	2,791,080	431,194

TOTAL CONSUMER DISCRETIONARY		2,875,402

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	958,795	379,366
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	950,743	302,412

TOTAL CONSUMER STAPLES		681,778

FINANCIALS - 7.5%
Capital Markets - 5.5%
BlackRock, Inc. Class A	390,400	341,588
Intercontinental Exchange, Inc.	2,409,849	286,049
Moody's Corp.	872,988	316,345
MSCI, Inc.	565,545	301,481
S&P Global, Inc.	847,649	347,918
		1,593,381
Insurance - 2.0%
Arthur J. Gallagher & Co.	1,803,799	252,676
Marsh & McLennan Companies, Inc.	2,229,811	313,690
		566,366

TOTAL FINANCIALS		2,159,747

HEALTH CARE - 9.1%
Health Care Equipment & Supplies - 3.7%
Danaher Corp.	1,501,983	403,072
IDEXX Laboratories, Inc. (a)	500,236	315,924
Intuitive Surgical, Inc. (a)	385,871	354,862
		1,073,858
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	1,334,048	534,206
Health Care Technology - 0.9%
Veeva Systems, Inc. Class A (a)	877,713	272,925
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	789,999	398,531
Pharmaceuticals - 1.2%
Zoetis, Inc. Class A	1,835,176	342,003

TOTAL HEALTH CARE		2,621,523

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.8%
HEICO Corp. Class A	1,936,735	240,504
TransDigm Group, Inc. (a)	445,170	288,154
		528,658
Electrical Equipment - 1.0%
AMETEK, Inc.	2,098,356	280,131
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	347,062	163,189
Professional Services - 3.8%
CoStar Group, Inc. (a)	468,319	38,786
Equifax, Inc.	1,115,857	267,259
IHS Markit Ltd.	2,654,373	299,042
TransUnion Holding Co., Inc.	2,229,653	244,838
Verisk Analytics, Inc.	1,459,311	254,971
		1,104,896
Road & Rail - 1.6%
Old Dominion Freight Lines, Inc.	449,495	114,082
Union Pacific Corp.	1,564,423	344,064
		458,146

TOTAL INDUSTRIALS		2,535,020

INFORMATION TECHNOLOGY - 40.0%
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	4,025,024	275,352
IT Services - 7.0%
Accenture PLC Class A	1,405,687	414,382
MasterCard, Inc. Class A	1,375,725	502,263
PayPal Holdings, Inc. (a)	1,806,829	526,655
Visa, Inc. Class A	2,391,130	559,094
		2,002,394
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc.	1,669,358	287,397
Applied Materials, Inc.	2,623,488	373,585
KLA Corp.	865,666	280,658
Lam Research Corp.	486,704	316,698
NVIDIA Corp.	841,820	673,540
Texas Instruments, Inc.	1,955,210	375,987
		2,307,865
Software - 17.3%
Adobe, Inc. (a)	823,092	482,036
ANSYS, Inc. (a)	792,029	274,882
Autodesk, Inc. (a)	1,109,480	323,857
Cadence Design Systems, Inc. (a)	1,960,110	268,182
Fortinet, Inc. (a)	1,242,395	295,926
Intuit, Inc.	781,069	382,857
Microsoft Corp.	6,862,223	1,858,976
Salesforce.com, Inc. (a)	1,736,220	424,106
ServiceNow, Inc. (a)	618,820	340,073
Synopsys, Inc. (a)	1,111,776	306,617
		4,957,512
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	14,130,944	1,935,372

TOTAL INFORMATION TECHNOLOGY		11,478,495

MATERIALS - 2.3%
Chemicals - 2.3%
Linde PLC	1,291,386	373,340
Sherwin-Williams Co.	1,090,861	297,205
		670,545
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.3%
American Tower Corp.	1,232,200	332,867
Equinix, Inc.	369,500	296,561
Prologis (REIT), Inc.	2,673,928	319,615
		949,043
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP(a)(b)(c)(d)(e)	500,000	20,789

TOTAL REAL ESTATE		969,832

UTILITIES - 1.3%
Electric Utilities - 1.3%
NextEra Energy, Inc.	5,038,093	369,191
TOTAL COMMON STOCKS
(Cost $14,933,780)		28,500,911

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Bird Rides, Inc. Series C1 (c)	647,057	4,857
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Malwarebytes Corp. Series B (a)(c)(d)	3,373,494	68,280
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $42,600)		73,137

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.06% (f)
(Cost $521,611)	521,507,056	521,611
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $15,497,991)		29,095,659
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(362,512)
NET ASSETS - 100%		$28,733,147

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,926,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C1	12/21/18	$7,600
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	11
Total	$35

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$170,049	$1,673,440	$1,321,878	$--	$--	$521,611	0.9%
Fidelity Securities Lending Cash Central Fund 0.06%	119,335	508,758	628,093	--	--	--	0.0%
Total	$289,384	$2,182,198	$1,949,971	$--	$--	$521,611

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rialto Real Estate Fund LP	$39	$--	$--	$164	$--	$20,750	$20,789
RREF CMBS AIV, LP	20,891	--	--	--	--	(20,891)	--
RREF Midtown Colony REIT, Inc.	--	--	--	--	--	--	--
Total	$20,930	$--	$--	$164	$--	$(141)	$20,789

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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